Recent accounting pronoucements	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Recent accounting pronouncements
4 Recent accounting pronouncements
Accounting standards adopted without impact
In January 2016, the IASB issued amendments to IAS 12, Income taxes to clarify the requirements for recognizing deferred tax assets on unrealized losses. The amendments clarify the accounting for deferred tax where an asset is measured at fair value and that fair value is below the asset's tax base. They also clarify certain other aspects of accounting for deferred tax assets. The amendments are effective from January 1, 2017. The Company concluded that these amendments have no impact on the Company's consolidated financial statements.
In January 2016, the IASB issued an amendment to IAS 7, Statement of cash flows, introducing an additional disclosure that will enable users of financial statements to evaluate changes in liabilities arising from financing activities. The amendment is part of the IASB's Disclosure Initiative, which continues to explore how financial statement disclosure can be improved. The amendment is effective from January 1, 2017. The Company believes that the information provided in note 14 is sufficient to meet this new requirement.
Accounting standards not yet adopted
The final version of IFRS 9, Financial Instruments ("IFRS 9"), was issued by the IASB in July 2014 and will replace IAS 39, Financial Instruments: Recognition and Measurement ("IAS 39"). IFRS 9 introduces a model for classification and measurement, a single, forward-looking expected loss impairment model and a substantially reformed approach to hedge accounting. The new single, principle-based approach for determining the classification of financial assets is driven by cash flow characteristics and the business model in which an asset is held. The new model also results in a single impairment model being applied to all financial instruments, which will require more timely recognition of expected credit losses. It also includes changes in respect of an entity's own credit risk in measuring liabilities elected to be measured at fair value, so that gains caused by the deterioration of an entity's own credit risk on such liabilities are no longer recognized in profit or loss. IFRS 9, which is to be applied retrospectively, is effective for annual periods beginning on or after January 1, 2018. There are amendments to IFRS 7 which require additional disclosures on transition from IAS 39 to IFRS 9. These amendments are effective upon adoption of IFRS 9. The Company is currently assessing the impact, if any, that these new standards may have on the Company's consolidated financial statements.
In May 2014, the IASB issued IFRS 15, Revenue from Contracts with Customers ("IFRS 15"). The objective of this new standard is to provide a single, comprehensive revenue recognition framework for all contracts with customers to improve comparability of financial statements of companies globally. This new standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to receive in exchange for those goods or services. This new standard is effective for annual periods beginning on or after January 1, 2018. The Company is currently assessing the impact, if any, that these amendments may have on the Company's consolidated financial statements.
In November 2016, the IFRS Interpretations Committee issued an Interpretation on how to determine the date of the transaction when applying IAS 21, The Effects of Changes in Foreign Exchange Rates. The Interpretation applies where an entity either pays or receives consideration in advance for foreign currency-denominated contracts. The Interpretation provides guidance for when a single payment/receipt is made, as well as for situations where multiple payments/receipts are made. The Interpretation is effective for annual periods beginning on or after January 1, 2018. The Company is currently assessing the impact, if any, that these amendments may have on the Company's consolidated financial statements.
In December 2016, IFRIC 22, "Foreign Currency Transactions and Advance Consideration", was issued. IFRIC 22 addresses how to determine the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) and on the derecognition of a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration in a foreign currency. IFRIC 22 is effective for annual periods beginning on or after January 1, 2018. Early adoption is permitted. The company is currently assessing the impact, if any, that this new standard may have on the Company's consolidated financial statements.
In January 2016, the IASB issued IFRS 16, Leases ("IFRS 16"), which supersedes IAS 17, Leases, and the related interpretations on leases: IFRIC 4, Determining Whether an Arrangement Contains a Lease; Standard Interpretations Committee ("SIC") 15, Operating Leases - Incentives; and SIC 27, Evaluating the Substance of Transactions in the Legal Form of a Lease. IFRS 16 is effective for annual periods beginning on or after January 1, 2019, with earlier adoption permitted for companies that also apply IFRS 15. The Company is currently assessing the impact, if any, that this new standard may have on the Company's consolidated financial statements.
In June 2017, FRIC 23, "Uncertainty over Income Tax Treatment", was issued. IFRIC 23 provides guidance on how to value uncertain income tax positions based on the probability of whether the relevant tax authorities will accept the company's tax treatments. A company is to assume that a taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. IFRIC 23 is effective for annual periods beginning on or after January 1, 2019.  The company is currently assessing the impact, if any, that this new standard may have on the Company's consolidated financial statements.